Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets Other than Goodwill
Intangible assets at December 31, were as follows (in thousands):

	2022			2021
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Trademarks	$2,500	$(958)	$1,542	$2,500	$(708)	$1,792
Non-compete agreement	640	(491)	149	640	(363)	277
Others	440	(322)	118	440	(238)	202

	$3,580	$(1,771)	$1,809	$3,580	$(1,309)	$2,271

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Future amortization of the Company’s intangible assets as of December 31, 2022 is as follows (in thousands):

2023	462
2024	289
2025	254
2026	254
2027	254
Thereafter	296

$1,809